CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Comprehensive income:
Net income	$ 63,106	$ 54,724	$ 51,027
Other comprehensive income (loss), net of tax:
Foreign exchange translation (losses) gains and other (net of income tax of $0 in 2018, 2017 and 2016)	(93)	198	(325)
Unrecognized actuarial gains (losses) on pension obligation (net of income tax of ($322), ($1,805), and $1,245 in 2018, 2017 and 2016, respectively)	916	2,824	(1,948)
Other comprehensive income (loss)	823	3,022	(2,273)
Comprehensive income	$ 63,929	$ 57,746	$ 48,754